NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Conversion option liability		$ 197,508	$ 208,503
Warrant derivative liability	$ 2,959,657	0
Level 1 [Member]
Conversion option liability	0	0
Level 2 [Member]
Warrant derivative liability	0
Conversion option liability	0	0
Level 3 [Member]
Warrant derivative liability	2,959,657
Conversion option liability	$ 2,168,805	$ 197,508	$ 208,503